Non-life and Life and Health Reserves	12 Months Ended
Dec. 31, 2021
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Non-life and Life and Health Reserves	Non-life and Life and Health Reserves
(a) Non-life reserves
Non-life reserves are categorized into three types of reserves: case reserves, ACRs and IBNR reserves. Case reserves represent unpaid losses reported by the Company’s cedants and recorded by the Company. ACRs are established for particular circumstances where, on the basis of individual loss reports, the Company estimates that the particular loss or collection of losses covered by a treaty may be greater than those advised by the cedant. IBNR reserves represent a provision for claims that have been incurred but not yet reported to the Company, as well as future loss development on losses already reported, in excess of the case reserves and ACRs. See also Note 2(b). The Company’s gross liability for non-life reserves at December 31, 2021 and 2020 was as follows (in thousands of U.S. dollars):

	December 31, 2021	December 31, 2020
Case reserves	$4,881,892	$4,646,633
ACRs	140,464	171,381
IBNR reserves	7,025,436	6,577,307
Non-life reserves	$12,047,792	$11,395,321
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Gross liability at beginning of year	$11,395,321	$10,363,383	$9,895,376
Reinsurance recoverable at beginning of year	782,330	754,795	850,946
Net liability at beginning of year	10,612,991	9,608,588	9,044,430
Net incurred losses related to: (1)
Current year	3,637,671	3,945,248	3,716,988
Prior years	(194,426)	71,456	(56,848)
	3,443,245	4,016,704	3,660,140
Net paid losses related to:
Current year	(437,938)	(459,718)	(439,285)
Prior years	(2,535,057)	(2,772,886)	(2,651,385)
	(2,972,995)	(3,232,604)	(3,090,670)
Retroactive reinsurance recoverable	(357,864)	—	(81,013)
Effects of foreign exchange rate changes and other	(210,251)	220,303	75,701
Net liability at end of year	$10,515,126	$10,612,991	$9,608,588
Reinsurance recoverable at end of year	1,532,666	782,330	754,795
Gross liability at end of year	$12,047,792	$11,395,321	$10,363,383

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18. Non-life reserves allocated to Corporate and Other totaled $6 million at December 31, 2019. There were no incurred losses or non-life reserves allocated to Corporate and Other during 2021 or 2020.
Prior Years' Reserve Development
For the year ended December 31, 2021, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in both the P&C and Specialty segments. The favorable loss emergence within the Specialty segment was across multiple accident years, predominantly from financial risks lines. The favorable loss emergence within the P&C segment was primarily from a refinement of loss estimates for certain large catastrophic events from accident years 2017 - 2019.
For the year ended December 31, 2020, the Company reported net unfavorable loss development for prior accident years resulting from adverse loss emergence in the Specialty segment, which was partially offset by favorable loss emergence in the P&C segment. The adverse loss emergence within the Specialty segment was across multiple accident years, predominantly from property, engineering, multiline and aviation business. The favorable loss emergence within the P&C segment was primarily from accident years 2015 and prior, mainly driven by the European casualty, motor and property business, which was partially offset by adverse loss emergence in the U.S. and Asia property business.
For the year ended December 31, 2019, the Company reported net favorable loss development for prior accident years resulting from favorable loss emergence in the P&C segment, which was partially offset by adverse loss emergence for the Specialty segment. The favorable loss emergence within the P&C segment was primarily from accident years 2014 and prior, mainly driven by the European casualty and motor business, which was partially offset by adverse loss emergence in the U.S. casualty business. The adverse loss emergence within the Specialty segment was across multiple accident years, predominantly from the engineering, aviation and multiline business.
Retroactive Reinsurance Recoverable
During the second quarter of 2021, the Company entered into a loss portfolio transfer and adverse development cover agreement related to prior underwriting years on the Company's U.S. casualty and auto business within the P&C segment. Premium paid for the loss portfolio transfer and adverse development cover agreement, resulted in a cash transfer for the premium at inception of the agreement, and a reinsurance recoverable of $358 million at December 31, 2021. At December 31, 2021 and as a result of adverse prior years reserve development ceded under this agreement, a deferred gain of $20 million was recorded in Accounts payable, accrued expense and other in the Consolidated Balance Sheet. This transaction is presented retrospectively in the net loss and loss expenses incurred development table for the Casualty business in Section (c) below. Reinsurance recoveries under this transaction are attributed to calendar year and accident year based on the underlying distribution of losses subject to the agreement.
In the fourth quarter of 2019, the Company entered into a loss portfolio transfer agreement transferring 100% of liabilities, including profit commissions, related to its wholesale managing general agent portfolio. As a result of the transaction, the Company recorded a reinsurance recoverable of $81 million and a related deferred gain of $14 million. In the fourth quarter of 2020, the Company completed a business transfer to extinguish the remaining $70 million of non-life reserves and derecognized the $70 million of related reinsurance recoverables. As a result, during 2020, the $14 million deferred gain was recognized within Losses and loss expenses in the Consolidated Statement of Operations. At settlement, $64 million of invested assets were transferred, and there was a corresponding decrease in Other reinsurance balances payable.
Asbestos and Environmental Claims
The Company’s net non-life reserves at December 31, 2021 and 2020 included $44 million and $43 million, respectively, related to asbestos and environmental claims. The gross liability for such claims at December 31, 2021 and 2020 was $52 million and $50 million, respectively.
Ultimate loss estimates for such claims cannot be estimated using traditional reserving techniques and there are significant uncertainties in estimating the Company’s potential losses for these claims. In view of the legal and tort environment that affect the development of such claims, the uncertainties inherent in estimating asbestos and environmental claims are not likely to be resolved in the near future. There can be no assurance that the reserves established by the Company will not be adversely affected by development of other latent exposures, and further, there can be no assurance that the reserves established by the Company will be adequate. The Company does, however, actively evaluate potential exposure to asbestos and environmental claims and establishes additional reserves as appropriate. The Company believes that it has made a reasonable provision for these exposures and is unaware of any specific issues that would materially affect its unpaid losses and loss expense reserves related to this exposure.
Non-life reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Chain Ladder (CL) Development Methods (Reported or Paid)
These methods use the underlying assumption that losses reported (paid) for each underwriting year at a particular development stage follow a stable pattern. The CL development method assumes that on average, every underwriting year will display the same percentage of ultimate liabilities reported by the Company’s cedants at 24 months after the inception of the underwriting year. The percentages reported (paid) are established for each development stage after examining historical averages from the loss development data. These are sometimes supplemented by external benchmark information. Ultimate liabilities are estimated by multiplying the actual reported (paid) losses by the reciprocal of the assumed reported (paid) percentage. Reserves are then calculated by subtracting paid claims from the estimated ultimate liabilities.
Expected Loss Ratio (ELR) Method
This method estimates ultimate losses for an underwriting year by applying an estimated loss ratio to the earned premium for that underwriting year. Although the method is insensitive to actual reported or paid losses, it can often be useful at the early stages of development when very few losses have been reported or paid, and the principal sources of information available to the Company consist of information obtained during pricing and qualitative information supplied by the cedant. However, the lack of sensitivity to reported or paid losses means that the method is usually inappropriate at later stages of development.
Bornhuetter-Ferguson (B-F) Methods (Reported or Paid)
These methods aim to address the variability at early stages of development and incorporates external information such as pricing. The B-F methods are more sensitive to reported and paid losses than the ELR method, and can be seen as a blend of the ELR and CL development methods. Unreported (unpaid) claims are calculated using an expected reporting (payment) pattern and an externally determined estimate of ultimate liabilities (usually determined by multiplying an a priori loss ratio with estimates of premium volume). The accuracy of the a priori loss ratio is a critical assumption in this method. Usually a priori loss ratios are initially determined on the basis of pricing information, but may also be adjusted to reflect other information that subsequently emerges about underlying loss experience.
Loss Event Specific Method
The ultimate losses estimated under this method are derived from estimates of specific events based on reported claims, client and broker discussions, review of potential exposures, market loss estimates, modeled analysis and other event specific criteria.
Method Weights
In determining the loss reserves, the Company often relies on a blend of the results from two or more methods (e.g., weighted averages). The judgment as to which of the above method(s) is most appropriate for a particular underwriting year and reserving cell could change over time as new information emerges regarding underlying loss activity and other data issues. Furthermore, as each line is typically composed of several reserving cells, it is likely that the reserves for the line will be dependent on several reserving methods. This is because reserves for a line are the result of aggregating the reserves for each constituent reserving cell and that a different method could be selected for each reserving cell.
The principal reserving methods used for each of the Specialty segment and P&C segment were ELR, Reported/Paid B-F, and Reported/Paid CL, with the exception of catastrophe risks within the P&C segment where the principal reserving methods used were ELR based on exposure analysis and loss event specific methods.
(b) Life and Health Reserves
The reconciliation of the beginning and ending gross and net liability for life and health reserves for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Gross liability at beginning of period	$2,704,229	$2,417,044	$2,198,080
Reinsurance recoverable at beginning of period	35,662	16,183	11,829
Net liability at beginning of period	$2,668,567	$2,400,861	$2,186,251
Net incurred losses (1)	1,440,739	1,318,196	1,263,016
Net losses paid	(1,413,316)	(1,230,383)	(1,071,487)
Effects of foreign exchange rate changes and other	(78,904)	179,893	23,081
Net liability at end of period	$2,617,086	$2,668,567	$2,400,861
Reinsurance recoverable at end of period	21,000	35,662	16,183
Gross liability at end of period	$2,638,086	$2,704,229	$2,417,044

(1)During 2021 and 2020, certain life and health treaties were recaptured, resulting in total gains upon recapture of $15 million and $28 million respectively, recorded as a reduction to net incurred losses.
Net incurred losses includes favorable prior years' reserve development of $5 million for the year ended December 31, 2021 and unfavorable prior years' reserve development of $52 million during the year ended December 31, 2020, which was driven by the Company's disability business.
The Company used interest rate assumptions to estimate its liabilities for policy benefits for life and annuity contracts which ranged from 0% to 11% at December 31, 2021, 2020 and 2019.
Life and health reserving methods
The reserving methods commonly employed by the Company are summarized as follows:
Mortality
The reserves for the short-term mortality/morbidity business consist of case reserves calculated at the treaty level based upon cedant information. IBNR is calculated at the reserving segment level using either the ELR method or CL development method described above for Non-life business.
The reserves for the traditional and limited payment long-duration contracts are established based upon accepted actuarial valuation methods which require us to make certain assumptions regarding future claims and policy benefits and includes a provision for adverse deviation. The provision for adverse deviation contemplates reasonable deviations from the best estimate assumptions for the key risk elements relevant to the product being evaluated, including mortality, disability, critical illness, expenses, and discount rates. The assumptions are locked in at contract inception and are subject to annual loss recognition testing (LRT). LRT occurs at the product group level, based on the manner of acquiring, servicing and measuring profitability of the reinsurance contracts. The LRT framework incorporates deferred acquisition cost (DAC) recoverability testing and involves determining an LRT reserve by re-measuring the policy benefit liabilities using current best estimate actuarial assumptions and current discount rates without any provisions for adverse deviation. If the aggregate LRT reserve is higher than the carrying amount of future policy benefit liabilities, net of DAC and VOBA, for a particular product grouping then a loss recognition event occurs. The DAC and VOBA asset balances for the given product grouping are first reduced, and if the balances are fully written off, the reserves will be increased, such that the current best estimate assumptions become the new locked-in basis.
The reserves for the guaranteed minimum death benefit (GMDB) reinsurance business are established similar to provisions for universal life contracts. Key actuarial assumptions for this business are mortality, lapses, interest rates, expected returns on cash and bonds and stock market performance. For the latter parameter, a stochastic option pricing approach is used and the benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios. The assumptions of investment performance and volatility are consistent with expected future experience of the respective underlying funds available for policyholder investment options. Recorded reserves for GMDB reflect management’s best estimate based upon actuarial indications.
Longevity
Reserves for the annuity portfolio of reinsurance contracts within the longevity book are established using the reserving methodology discussed above for long-term traditional mortality.
(c) Losses and Loss Expenses
Losses and loss expenses in the Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019 were comprised as follows (in thousands of U.S. dollars):

	2021	2020	2019
Non-life (1)	$3,443,245	$4,016,704	$3,660,140
Life and Health	1,440,739	1,318,196	1,263,016
Losses and loss expenses	$4,883,984	$5,334,900	$4,923,156

(1) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other as disclosed in Note 18.
Non-life net incurred and paid losses and loss expense development
The net incurred and paid losses and loss expenses development by accident year for each of the years ended December 31, 2012 through 2021, and the total of IBNR plus expected development on reported claims included within the net incurred claims amounts, as at each of the years ended December 31, 2012 through 2021, are presented in the tables below (in thousands of U.S. dollars).
The information presented below for incurred and paid claims development for each of the years ended December 31, 2012 through 2020 and the average annual percentage payout of incurred claims by age, net of reinsurance, is presented as supplementary information and is unaudited. The tables below reflect losses incurred and paid losses translated to U.S. dollars at the exchange rate as of the balance sheet date whereas the Losses and loss expenses in the Consolidated Statement of Operations reflect losses incurred at the average exchange rate for the period.

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,											December 31, 2021
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total of IBNR plus expected development on reported claims
2012	$2,342,553	$2,627,452	$2,371,984	$2,248,510	$2,495,148	$2,394,396	$2,243,436	$2,209,950	$2,197,815	$2,181,218	$10,086
2013		2,506,489	2,700,371	2,487,494	2,183,344	2,302,089	2,393,344	2,387,407	2,361,827	2,345,255	46,041
2014			2,416,677	2,596,191	2,478,039	2,467,234	2,477,572	2,434,886	2,400,662	2,385,988	65,254
2015				2,355,703	2,557,213	2,494,735	2,522,169	2,495,354	2,449,975	2,429,432	83,536
2016					2,398,444	2,597,779	2,570,484	2,544,389	2,522,270	2,537,312	167,323
2017						2,499,161	2,871,000	2,811,676	2,772,119	2,788,118	235,938
2018							2,548,563	3,093,669	3,120,388	3,130,397	333,906
2019								2,848,949	3,637,558	3,707,336	773,002
2020									4,051,824	3,867,443	1,728,949
2021										2,838,039	2,520,673
Total										$28,210,538	$5,964,708

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
2012	$294,313	$973,857	$1,338,878	$1,497,677	$1,593,864	$1,705,320	$1,754,704	$1,805,081	$1,825,434	$1,840,284
2013		287,566	1,275,211	1,623,541	1,825,345	1,961,269	2,055,408	2,123,294	2,161,355	2,188,318
2014			338,712	1,286,854	1,596,445	1,817,505	1,957,235	2,060,333	2,140,845	2,189,661
2015				335,368	1,191,883	1,603,381	1,842,842	2,004,838	2,114,625	2,191,493
2016					338,124	1,312,013	1,687,477	1,972,139	2,112,088	2,206,804
2017						406,218	1,447,213	1,853,527	2,148,343	2,276,982
2018							278,953	1,350,321	1,933,461	2,253,397
2019								445,090	1,574,942	2,154,188
2020									455,948	1,446,282
2021										412,023
Total										$19,159,432

Net reserves for accident years and exposures included in the triangles										$9,051,106
All outstanding liabilities before accident year 2012, net of reinsurance										1,102,911
Total outstanding liabilities for unpaid claims										$10,154,017

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE
Years	1	2	3	4	5	6	7	8	9	10
Non-life	13%	34%	16%	10%	5%	4%	3%	2%	1%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,											December 31, 2021
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total of IBNR plus expected development on reported claims
2012	$691,488	$658,283	$551,817	$533,256	$517,687	$518,564	$513,621	$502,869	$502,369	$494,145	$1,959
2013		639,026	586,694	546,588	531,833	525,745	517,468	515,376	514,873	512,546	842
2014			465,513	489,871	465,774	461,842	456,086	454,046	451,662	451,833	552
2015				550,216	581,923	557,092	548,666	545,180	541,160	546,732	3,810
2016					684,976	706,630	671,835	651,823	648,266	650,208	13,249
2017						973,654	1,039,936	973,452	945,066	937,829	20,219
2018							826,216	861,674	844,596	820,472	28,467
2019								741,448	849,547	831,461	47,475
2020									1,212,387	1,163,924	272,042
2021										809,517	572,794
Total										$7,218,667	$961,409

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
2012	$99,084	$345,731	$438,322	$472,761	$484,780	$494,267	$498,829	$505,649	$505,895	$508,477
2013		90,889	331,515	436,234	471,381	489,287	492,774	497,604	499,794	499,576
2014			97,352	319,121	393,013	421,164	431,055	436,472	441,065	443,167
2015				101,501	346,869	450,016	483,907	496,634	503,895	513,203
2016					148,109	469,162	567,654	609,863	626,616	637,028
2017						224,987	714,541	829,490	880,073	889,729
2018							80,881	530,024	669,153	710,866
2019								80,621	458,182	589,100
2020									111,470	537,865
2021										110,592
Total										$5,439,603

Net reserves for accident years and exposures included in the triangles										$1,779,064
All outstanding liabilities before accident year 2012, net of reinsurance										146,308
Total outstanding liabilities for unpaid claims										$1,925,372

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY
Years	1	2	3	4	5	6	7	8	9	10
Property	16%	47%	16%	6%	2%	1%	1%	1%	—%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,											December 31, 2021
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total of IBNR plus expected development on reported claims
2012	$706,442	$856,769	$769,092	$710,862	$698,668	$702,358	$696,110	$682,054	$677,161	$670,767	$—
2013		748,691	880,676	784,615	763,208	761,477	757,032	747,422	728,645	724,170	39,469
2014			794,186	879,144	850,550	851,144	869,438	832,104	807,750	793,629	46,003
2015				684,702	808,679	788,933	830,644	794,732	775,384	752,036	64,297
2016					646,045	769,492	785,448	766,754	755,605	769,283	118,811
2017						594,988	748,588	738,743	729,083	736,701	154,030
2018							750,120	951,393	955,784	965,966	203,571
2019								949,925	1,245,536	1,301,249	458,841
2020									1,301,042	1,230,847	896,066
2021										926,608	1,304,107
Total										$8,871,256	$3,285,195

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
2012	$58,130	$136,891	$205,359	$280,428	$333,456	$385,934	$416,086	$440,686	$455,860	$469,540
2013		56,952	159,112	263,808	345,291	419,488	481,381	524,709	550,444	576,650
2014			74,189	196,301	300,377	398,606	486,503	556,159	619,160	657,810
2015				78,386	185,508	299,396	393,997	497,220	570,219	620,841
2016					29,216	144,840	252,780	383,788	471,880	539,688
2017						60,390	165,196	259,310	354,594	435,692
2018							60,039	206,791	335,624	446,609
2019								97,723	270,727	423,814
2020									99,909	269,206
2021										74,019
Total										$4,513,869

Net reserves for accident years and exposures included in the triangles										$4,357,387
All outstanding liabilities before accident year 2012, net of reinsurance										908,806
Total outstanding liabilities for unpaid claims										$5,266,193

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY
Years	1	2	3	4	5	6	7	8	9	10
Casualty	8%	14%	13%	13%	11%	9%	6%	4%	3%	2%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,											December 31, 2021
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021	Total of IBNR plus expected development on reported claims
2012	$944,623	$1,112,400	$1,051,075	$1,004,392	$1,278,793	$1,173,474	$1,033,705	$1,025,027	$1,018,285	$1,016,306	$8,127
2013		1,118,772	1,233,001	1,156,291	888,303	1,014,867	1,118,844	1,124,609	1,118,309	1,108,539	5,730
2014			1,156,978	1,227,176	1,161,715	1,154,248	1,152,048	1,148,736	1,141,250	1,140,526	18,699
2015				1,120,785	1,166,611	1,148,710	1,142,859	1,155,442	1,133,431	1,130,664	15,429
2016					1,067,423	1,121,657	1,113,201	1,125,812	1,118,399	1,117,821	35,263
2017						930,519	1,082,476	1,099,481	1,097,970	1,113,588	61,689
2018							972,227	1,280,602	1,320,008	1,343,959	101,868
2019								1,157,576	1,542,475	1,574,626	266,686
2020									1,538,395	1,472,672	560,841
2021										1,101,914	643,772
Total										$12,120,615	$1,718,104

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2012	2013	2014	2015	2016	2017	2018	2019	2020	2021
2012	$137,099	$491,235	$695,197	$744,488	$775,628	$825,119	$839,789	$858,746	$863,679	$862,267
2013		139,725	784,584	923,499	1,008,673	1,052,494	1,081,253	1,100,981	1,111,117	1,112,092
2014			167,171	771,432	903,055	997,735	1,039,677	1,067,702	1,080,620	1,088,684
2015				155,481	659,506	853,969	964,938	1,010,984	1,040,511	1,057,449
2016					160,799	698,011	867,043	978,488	1,013,592	1,030,088
2017						120,841	567,476	764,727	913,676	951,561
2018							138,033	613,506	928,684	1,095,922
2019								266,746	846,033	1,141,274
2020									244,569	639,211
2021										227,412
Total										$9,205,960

Net reserves for accident years and exposures included in the triangles										$2,914,655
All outstanding liabilities before accident year 2012, net of reinsurance										47,797
Total outstanding liabilities for unpaid claims										$2,962,452

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY
Years	1	2	3	4	5	6	7	8	9	10
Specialty	15%	41%	17%	10%	4%	3%	1%	1%	—%	—%
The Company is predominantly a reinsurer of primary insurers and does not have access to claim frequency information held by our cedants due to the majority of the Company’s business being written on a proportional basis. As such, the Company considers it impracticable to disclose information on the frequency of claims.
The reconciliation of the net incurred and paid claims development information above to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2021 was as follows (in thousands of U.S. dollars):

December 31, 2021
Total outstanding liability for unpaid claims
Property	$1,925,372
Casualty	5,266,193
Specialty	2,962,452
Total outstanding liabilities for unpaid claims	$10,154,017
Unallocated loss expenses	$187,139
U.S. health net reserves (1)	170,617
Other	3,353
Total other liabilities	$361,109
Net liability at end of year	$10,515,126

Reinsurance recoverable on unpaid claims
Property	$708,008
Casualty	519,597
Specialty	305,061
Reinsurance recoverable at end of year	$1,532,666
Gross liability at end of year	$12,047,792

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.